Credit-related arrangements, repurchase agreements and commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rent expense	$ 4,900	$ 5,100	$ 4,800
Sourcing
2018	16,355
2019	14,362
2020	14,279
2021	11,884
2022	0
2023 & thereafter	0
Total commitments	56,880	69,800
Leases
2018	3,690
2019	2,900
2020	2,758
2021	2,664
2022	2,315
2023 & thereafter	2,123
Total commitments	16,450	$ 19,300
Other
2018	8,615
2019	4,376
2020	2,364
2021	1,120
2022	704
2023 & thereafter	704
Total commitments	17,883
Total
2018	28,660
2019	21,638
2020	19,401
2021	15,668
2022	3,019
2023 & thereafter	2,827
Total commitments	$ 91,213